Commitments and contingencies (Tables)	6 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of Commitments and Contingencies

The future minimum payments for noncancelable leases with terms in excess of one year for each fiscal year are as follows (in thousands):

2022 (remaining six months)	$94
2023	304
2024	315
2025	231
2026	192
Thereafter	1,284
Total	$2,420